RESERVES FOR UNPAID LOSS AND LOSS ADJUSTMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
Schedule of Reserve for Unpaid Loss and Loss Adjustment Expenses
The following table represents an analysis of loss and loss adjustment expenses and a reconciliation of the beginning and ending reserve for unpaid loss and loss adjustment expenses:

	Year Ended December 31
(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Reserve for unpaid loss and loss adjustment expenses	$794,243	$712,098	$636,245
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	(213,663)	(212,249)	(188,800)
Net reserve for unpaid loss and loss adjustment expenses at beginning of year	580,580	499,849	447,445

Loss and loss adjustment expenses incurred, net of reinsurance:
Current accident year	251,592	253,323	228,381
Prior accident years	(35,810)	(37,211)	(39,294)
Total loss and loss adjustment expenses incurred, net of reinsurance	215,782	216,112	189,087

Loss and loss adjustment expenses paid, net of reinsurance:
Current accident year	(36,088)	(21,607)	(25,875)
Prior accident years	(188,119)	(113,740)	(110,844)
Total loss and loss adjustment expenses paid, net of reinsurance	(224,207)	(135,347)	(136,719)

Change in allowance for expected credit losses on reinsurance recoverables on unpaid loss and loss adjustment expenses	(49)	(34)	36
Net reserve for unpaid loss and loss adjustment expenses at end of year	572,106	580,580	499,849
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	226,233	213,663	212,249
Reserve for unpaid loss and loss adjustment expenses at end of year	$798,339	$794,243	$712,098
The following table provides a reconciliation of the net incurred and paid loss development tables to the reserve for unpaid loss and loss adjustment expenses as at December 31, 2025:

(Expressed in thousands of U.S. Dollars)	As of December 31, 2025

Net outstanding liabilities
Specialty Long-tail	$276,644
Specialty Short-tail	223,061
Reinsurance	72,123
Reserve for unpaid loss and loss adjustment expenses	571,828
Allowance for expected credit losses on unpaid reinsurance recoverables	278
Reserve for unpaid loss and loss adjustment expenses, net of allowance	572,106

Reinsurance recoverable on unpaid loss and loss adjustment expenses
Specialty Long-tail	132,437
Specialty Short-tail	93,028
Reinsurance	1,046
Total reinsurance recoverable on unpaid loss and loss adjustment expenses	226,511
Allowance for expected credit losses on unpaid reinsurance recoverables	(278)
Total reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	226,233

Total gross reserves for unpaid loss and loss adjustment expenses	$798,339

Schedule of Short-Duration Insurance Contracts, Claims Development
Information about incurred and paid claims development for the years ended December 31, 2016 to December 31, 2024 is presented as unaudited supplementary information.

Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail (Expressed in thousands of U.S. Dollars)											As of December 31, 2025
Accident year	For the years ended December 31 Unaudited Prior Years									2025	IBNR liabilities and expected development on reported claims	Cumulative number of reported claims
	2016	2017	2018	2019	2020	2021	2022	2023	2024

2016	$2,758	$7,868	$17,376	$15,373	$17,299	$17,096	$16,830	$16,099	$16,138	$16,734	$9	922
2017	—	4,542	25,186	27,658	28,840	26,826	25,431	23,894	23,869	25,668	2,085	1,528
2018	—	—	42,580	44,766	45,182	41,041	35,191	43,288	37,650	38,446	1,377	2,309
2019	—	—	—	61,152	62,689	50,375	54,433	53,582	50,473	51,407	1,129	3,841
2020	—	—	—	—	85,084	90,179	82,863	84,893	114,885	138,490	14,269	3,346
2021	—	—	—	—	—	100,084	78,749	61,989	60,519	62,688	7,914	2,541
2022	—	—	—	—	—	—	83,392	73,707	57,737	55,630	14,217	2,329
2023	—	—	—	—	—	—	—	88,444	71,805	61,652	32,554	2,720
2024	—	—	—	—	—	—	—	—	90,707	85,420	56,485	2,692
2025	—	—	—	—	—	—	—	—	—	75,786	59,874	2,219
Total										$611,921

Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail (Expressed in thousands of U.S. Dollars)
	For the years ended December 31
	Unaudited Prior Years
Accident year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

2016	$792	$2,639	$5,119	$7,071	$7,981	$12,074	$13,405	$14,111	$14,465	$15,742
2017	—	509	4,877	11,092	15,967	18,242	19,297	20,324	20,612	22,421
2018	—	—	2,807	10,915	17,326	20,715	24,993	29,334	31,330	32,206
2019	—	—	—	4,463	17,503	22,951	31,363	36,508	39,178	41,528
2020	—	—	—	—	4,573	22,884	39,541	52,719	68,133	113,478
2021	—	—	—	—	—	4,519	14,775	24,693	36,431	44,860
2022	—	—	—	—	—	—	3,293	15,322	21,906	28,716
2023	—	—	—	—	—	—	—	4,985	14,592	21,404
2024	—	—	—	—	—	—	—	—	3,837	13,478
2025	—	—	—	—	—	—	—	—	—	5,782
Total										339,615
All outstanding liabilities prior to 2016, net of reinsurance										4,338
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance										$276,644

Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail (Expressed in thousands of U.S. Dollars)											As of December 31, 2025
											IBNR liabilities and expected development on reported claims	Cumulative number of reported claims
	For the years ended December 31 Unaudited Prior Years
Accident year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

2016	$55,683	$67,098	$64,789	$63,532	$65,074	$65,498	$65,806	$65,778	$65,306	$65,699	$4	2,197
2017	—	52,715	75,847	74,425	71,505	71,543	71,516	71,012	70,394	68,902	14	2,540
2018	—	—	43,103	49,054	52,999	59,265	59,144	58,488	56,884	56,233	24	2,366
2019	—	—	—	50,247	43,406	41,649	41,433	40,646	42,630	42,385	28	2,179
2020	—	—	—	—	57,745	50,876	51,517	55,102	55,477	53,997	115	1,942
2021	—	—	—	—	—	74,394	64,493	60,008	58,539	59,328	43	2,182
2022	—	—	—	—	—	—	100,030	85,522	93,054	92,578	5,765	2,730
2023	—	—	—	—	—	—	—	109,997	85,368	85,807	3,112	2,512
2024	—	—	—	—	—	—	—	—	122,588	88,366	3,763	2,594
2025	—	—	—	—	—	—	—	—	—	129,903	58,750	2,380
Total										$743,198

Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail (Expressed in thousands of U.S. Dollars)
	For the years ended December 31
	Unaudited Prior Years
Accident year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

2016	$15,751	$44,609	$59,442	$62,054	$62,665	$64,112	$64,914	$65,172	$65,459	$65,389
2017	—	16,317	39,217	50,218	58,223	63,029	67,460	67,334	67,667	67,781
2018	—	—	17,087	34,338	47,573	51,100	51,232	54,285	54,561	54,737
2019	—	—	—	8,654	21,029	30,993	33,847	35,043	36,552	39,577
2020	—	—	—	—	6,737	17,591	26,771	29,869	34,487	45,210
2021	—	—	—	—	—	10,396	29,782	43,704	50,438	53,595
2022	—	—	—	—	—	—	10,428	40,185	55,780	67,882
2023	—	—	—	—	—	—	—	15,517	37,620	64,415
2024	—	—	—	—	—	—	—	—	16,268	45,335
2025	—	—	—	—	—	—	—	—	—	17,637
Total										521,558
All outstanding liabilities prior to 2016, net of reinsurance										1,421
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance										$223,061

Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance (Expressed in thousands of U.S. Dollars)											As of December 31, 2025
	For the years ended December 31									2025	IBNR liabilities and expected development on reported claims	Cumulative number of reported claims
	Unaudited Prior Years
Accident year	2016	2017	2018	2019	2020	2021	2022	2023	2024

2016	$3,299	$5,891	$7,303	$7,403	$7,594	$7,476	$7,183	$7,209	$7,124	$7,087	$9	309
2017	—	9,563	15,243	14,758	15,150	15,783	14,989	14,704	14,367	14,262	63	427
2018	—	—	10,092	11,168	9,225	9,073	8,718	8,901	9,291	9,084	37	453
2019	—	—	—	14,333	11,363	10,936	11,062	11,039	11,024	11,261	74	520
2020	—	—	—	—	11,437	10,900	11,526	10,785	11,125	11,671	99	492
2021	—	—	—	—	—	17,788	19,628	20,346	20,297	19,897	209	486
2022	—	—	—	—	—	—	16,184	12,971	13,264	13,542	311	520
2023	—	—	—	—	—	—	—	29,940	23,106	24,783	763	457
2024	—	—	—	—	—	—	—	—	40,028	27,769	4,802	385
2025	—	—	—	—	—	—	—	—	—	45,903	25,468	255
Total										$185,259

Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance (Expressed in thousands of U.S. Dollars)
	For the years ended December 31
	Unaudited Prior Years
Accident year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

2016	$359	$3,106	$5,223	$6,102	$6,612	$6,804	$6,872	$6,952	$7,009	$7,010
2017	—	2,593	7,436	9,375	12,633	12,815	13,156	13,257	13,512	13,631
2018	—	—	131	5,675	6,999	7,365	7,610	7,882	8,097	8,593
2019	—	—	—	2,527	7,207	8,532	9,256	9,680	9,995	10,360
2020	—	—	—	—	97	3,123	4,304	5,240	6,091	6,515
2021	—	—	—	—	—	1,179	8,154	13,437	15,922	16,880
2022	—	—	—	—	—	—	951	5,316	8,125	9,751
2023	—	—	—	—	—	—	—	5,373	11,434	17,091
2024	—	—	—	—	—	—	—	—	1,502	11,131
2025	—	—	—	—	—	—	—	—	—	12,669
Total										113,631
All outstanding liabilities prior to 2016, net of reinsurance										495
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance										$72,123

Schedule of Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance
The following table presents unaudited supplementary information about the average annual percentage payout of incurred claims, net of reinsurance for the year ended December 31, 2025:

	Average Annual Percentage Payout of Insurance Claims by Age, Net of Reinsurance
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9
Specialty Long-tail	37%	23%	17%	11%	7%	3%	1%	1%	—
Specialty Short-tail	54%	27%	10%	4%	2%	1%	1%	1%	—
Reinsurance	46%	23%	13%	7%	4%	3%	2%	1%	1%